Fair Value Measurements (Details)	Dec. 31, 2021 USD ($)
Assets:
Cash held in Trust account	$ 276,013,345
Liabilities:
Warrants	(8,101,600)
Level 1 | Recurring
Assets:
Cash held in Trust account	276,013,345
Liabilities:
Fair Value of warrants as of December 31, 2021	(5,244,000)
Level 1 | Recurring | Public Warrants
Liabilities:
Warrants	(5,244,000)
Level 2 | Recurring
Liabilities:
Fair Value of warrants as of December 31, 2021	(2,857,600)
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrants	$ (2,857,600)